FAIR VALUE MEASUREMENTS	12 Months Ended
Oct. 27, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE N

FAIR VALUE MEASUREMENTS

Pursuant to the provisions of ASC 820, the Company’s financial assets and liabilities carried at fair value on a recurring basis in the consolidated financial statements as of October 27, 2013, and October 28, 2012, and their level within the fair value hierarchy, are presented in the table below.

	Fair Value Measurements at October 27, 2013
(in thousands)	Fair Value at October 27, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets at Fair Value:
Cash and cash equivalents(1)	$434,014	$434,014	$ –	$ –
Other trading securities(2)	114,300	38,489	75,811	–
Commodity derivatives(3)	6,086	6,086	–	–
Total Assets at Fair value	$554,400	$478,589	$75,811	$ –
Liabilities at Fair Value:
Deferred compensation(2)	$ 52,771	$ 21,257	$31,514	$ –
Total Liabilities at Fair value	$ 52,771	$ 21,257	$31,514	$ –

	Fair value Measurements at October 28, 2012
(in thousands)	Fair value at October 28, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets at Fair Value:
Cash and cash equivalents(1)	$682,388	$682,388	$ –	$ –
Short-term marketable securities(4)	77,387	2,349	75,038	–
Other trading securities(2)	109,676	36,305	73,371	–
Commodity derivatives(3)	3,884	3,884	–	–
Total Assets at Fair value	$873,335	$724,926	$ 148,409	$ –
Liabilities at Fair Value:
Deferred compensation(2)	$ 47,953	$ 16,866	$ 31,087	$ –
Total Liabilities at Fair value	$ 47,953	$ 16,866	$ 31,087	$ –

The following methods and assumptions were used to estimate the fair value of the financial assets and liabilities above:

(1)   The Company’s cash equivalents consist primarily of money market funds rated AAA, and other highly liquid investment accounts. As these investments have a maturity date of three months or less, the carrying value approximates fair value.

(2)   The Company holds trading securities as part of a rabbi trust to fund certain supplemental executive retirement plans and deferred income plans. The rabbi trust is included in other assets on the Consolidated Statements of Financial Position and is valued based on the underlying fair value of each fund held by the trust. A majority of the funds held related to the supplemental executive retirement plans have been invested in fixed income funds managed by a third party. The declared rate on these funds is set based on a formula using the yield of the general account investment portfolio that supports the fund, adjusted for expenses and other charges. The rate is guaranteed for one year at issue, and may be reset annually on the policy anniversary, subject to a guaranteed minimum rate. As the value is based on adjusted market rates, and the fixed rate is only reset on an annual basis, these funds are classified as Level 2. The remaining funds held are also managed by a third party, and include equity securities, money market accounts, bond funds, or other portfolios for which there is an active quoted market. Therefore these securities are classified as Level 1. The related deferred compensation liabilities are included in other long-term liabilities on the Consolidated Statements of Financial Position and are valued based on the underlying investment selections held in each participant’s account. Investment options generally mirror those funds held by the rabbi trust, for which there is an active quoted market. Therefore these investment balances are classified as Level 1. The Company also offers a fixed rate investment option to participants. The rate earned on these investments is adjusted annually based on a specified percentage of the I.R.S. Applicable Federal Rates in effect and therefore these balances are classified as Level 2.

(3)   The Company’s commodity derivatives represent futures contracts used in its hedging or other programs to offset price fluctuations associated with purchases of corn and soybean meal, and to minimize the price risk assumed when forward priced contracts are offered to the Company’s commodity suppliers. The Company’s futures contracts for corn and soybean meal are traded on the Chicago Board of Trade, while futures contracts for lean hogs are traded on the Chicago Mercantile Exchange. These are active markets with quoted prices available and therefore these contracts are classified as Level 1. All derivatives are reviewed for potential credit risk and risk of nonperformance. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The net balance for each program is included in other current assets or accounts payable, as appropriate, in the Consolidated Statements of Financial Position. As of October 27, 2013, the Company has recognized the right to reclaim cash collateral of $35.7 million from various counterparties. As of October 28, 2012, the Company had recognized the right to reclaim cash collateral of $27.5 million from, and the obligation to return cash collateral of $31.1 million to, various counterparties.

(4)   During fiscal 2012 and 2013, the Company held trading securities as part of a portfolio maintained to generate investment income and to provide cash for operations of the Company, if necessary. The portfolio was managed by a third party who was responsible for daily trading activities, and all assets within the portfolio were highly liquid. The cash, U.S. government securities, and highly rated money market funds held by the portfolio were classified as Level 1. The investment portfolio also included corporate bonds, international government securities, commercial paper, agency securities, mortgage-backed securities, and other asset-backed securities for which there is an active, quoted market. Market prices were obtained from a variety of industry standard providers, large financial institutions, and other third-party sources to calculate a representative daily market value, and therefore, these securities were classified as Level 2. These securities were liquidated in the first quarter of fiscal 2013.

The Company’s financial assets and liabilities also include accounts receivable, accounts payable, and other liabilities, for which carrying value approximates fair value. The Company does not carry its long-term debt at fair value in its Consolidated Statements of Financial Position. Based on borrowing rates available to the Company for long-term financing with similar terms and average maturities, the fair value of long-term debt, utilizing discounted cash flows (Level 2), was $261.7 million as of October 27, 2013, and $283.6 million as of October 28, 2012.

In accordance with the provisions of ASC 820, the Company also measures certain nonfinancial assets and liabilities at fair value that are recognized or disclosed on a nonrecurring basis (e.g. goodwill, intangible assets, and property, plant and equipment). During fiscal years 2013, 2012, and 2011, there were no material remeasurements of assets or liabilities at fair value on a nonrecurring basis subsequent to their initial recognition.